Shareholders' Equity	12 Months Ended
Apr. 29, 2011
Stockholders Equity Note [Abstract]
Stockholders Equity

11. Shareholders' Equity

Repurchase of Common Stock    In June 2007 and June 2009, the Company's Board of Directors authorized the repurchase of up to 50 million and 60 million shares of the Company's stock, respectively. Shares are repurchased from time to time to support the Company's stock-based compensation programs and to return capital to shareholders. The Company repurchased approximately 30.1 million and 27.0 million shares at an average price of $37.86 and $38.10, respectively, during fiscal years 2011 and 2010. As of April 29, 2011, the Company has approximately 20.7 million shares remaining under the buyback authorizations approved by the Board of Directors. In June 2011, the Company's Board of Directors authorized the repurchase of an additional 75 million shares of the Company's common stock. The Company accounts for repurchases of common stock using the par value method and shares repurchased are cancelled.

Shareholder Rights Plan   On October 26, 2000, the Company's Board of Directors adopted a Shareholder Rights Plan and declared a dividend of one preferred share purchase right (a “right”) for each outstanding share of common stock with a par value of $0.10 per share. Each right will allow the holder to purchase 1/5000 of a share of Series A Junior Participating Preferred Stock at an exercise price of $400 per share, once the rights become exercisable. The rights are not exercisable or transferable apart from the common stock until 15 days after the public announcement that a person or group (the Acquiring Person) has acquired 15 percent or more of the Company's common stock or 15 business days after the announcement of a tender offer which would increase the Acquiring Person's beneficial ownership to 15 percent or more of the Company's common stock. After any person or group has become an Acquiring Person, each right entitles the holder (other than the Acquiring Person) to purchase, at the exercise price, common stock of the Company having a market price of two times the exercise price. If the Company is acquired in a merger or other business combination transaction, each exercisable right entitles the holder to purchase, at the exercise price, common stock of the acquiring company or an affiliate having a market price of two times the exercise price of the right. The rights expired on October 26, 2010.